Fair Value Measurements - Company's financial assets and liabilities (Details)	Jun. 30, 2021 USD ($)
Liabilities:
Derivative warrant liabilities	$ 26,616,560
Convertible note - related party	631,260
Level 1 | Recurring
Assets:
Investments held in Trust Account	276,047,984
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	16,971,400
Level 3
Liabilities:
Convertible note - related party	631,260
Level 3 | Recurring
Liabilities:
Convertible note - related party	631,260
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities	$ 9,645,160